Net Loss Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Net Loss Per Share
9.	NET LOSS PER SHARE

The Company computes basic net loss per common share by dividing net loss attributable to common stockholders by the weighted average common shares outstanding for the period. During periods of income, the Company allocates participating securities a proportional share of income determined by dividing total weighted average participating securities by the sum of the total weighted average common shares and participating securities (the two-class method). The Company’s restricted stock units and preferred stock participate in any dividends declared by the Company and are therefore considered to be participating securities. During periods of loss, the Company allocates no loss to participating securities because they have no contractual obligation to share in the losses of the Company. Warrants that are liability classified are excluded from the calculation of basic net loss per share. The Company computes diluted net loss per common share after giving consideration to the dilutive effect of the Company’s convertible preferred stock, stock options and warrants that are outstanding during the period and the conversion of the Company’s convertible debt into shares of common stock, except where such would be anti-dilutive. Because the Company reported losses for the periods presented, all potentially dilutive common shares consisting of preferred stock, restricted stock units, stock options, warrants and convertible debt are antidilutive.

Net loss per share for the three months ended March 31, 2014 and 2013 was as follows (in thousands except per share amounts):

	Three Months Ended March 31,
	2014	2013
Numerator
Net loss attributable to common stockholders	$(3,499)	$(1,887)

Denominator
Weighted average shares outstanding—basic	24,084	4,658
Dilutive effect of preferred stock, restricted stock units, options, warrants and convertible debt	—	—

Weighted average shares outstanding—diluted	24,084	4,658

The following common equivalent shares were excluded from the diluted net loss per share calculation as their inclusion would have been anti-dilutive (in thousands):

	Three Months Ended March 31,
	2014	2013
Stock options	1,914	1,258
Restricted stock units	90	—
Redeemable convertible preferred stock	—	4,451
Convertible preferred stock	—	6,527
Common stock warrants	—	604
Preferred stock warrants	—	23

15.	NET LOSS PER SHARE

As further discussed in note 2, the Company computes net loss per share using a methodology that gives effect to the impact of outstanding participating securities (the two-class method). As there were net losses recognized during the periods presented, there was no income allocation required under the two-class method or dilution attributed to the weighted average shares outstanding in the calculation of diluted loss per share.

Net loss per share for the years ended December 31, 2013, 2012 and 2011 was as follows (in thousands):

	Years Ended December 31,
	2013	2012	2011
Numerator
Net loss attributable to common stockholders	$(27,935)	$(9,701)	$(1,828)

Denominator
Weighted average shares outstanding—basic	9,041	4,615	4,490
Dilutive effect of preferred stock, warrant options and convertible debt	—	—	—

Weighted average shares outstanding—diluted	9,041	4,615	4,490

Net loss per common share—basic and diluted	$(3.09)	$(2.10)	$(0.41)
Potentially dilutive securities(1)
Redeemable convertible preferred stock	—	4,451	4,451
Convertible preferred stock	—	6,527	6,527
Common stock warrants	—	604	604
Preferred stock warrants	—	23	23
Stock options	1,573	1,254	962

(1)	The impact of potentially dilutive securities on earnings per share is anti-dilutive in a period of net loss.

Due to the timing of the completion of the Company’s IPO on October 15, 2013, the weighted average number of shares outstanding for 2013 only reflects the additional shares of common stock issued as a result of (i) the conversion of the Company’s preferred stock, (ii) the conversion of the Company’s convertible debt, and (iii) the shares issued upon warrant exercise for approximately 2.5 months. As of December 31, 2013, the Company actually had in excess of 24 million shares of common stock outstanding, which if used in the computation of loss per share, would have significantly reduced the actual loss per share for both basic and diluted purposes.